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                              BRIDGEWAY FUNDS, INC.

                           AGGRESSIVE INVESTORS 1 FUND
                           AGGRESSIVE INVESTORS 2 FUND
                         ULTRA SMALL COMPANY MARKET FUND
                             MICRO-CAP LIMITED FUND

                       SUPPLEMENT DATED MARCH 31, 2005 TO
                       PROSPECTUS DATED OCTOBER 28, 2004

AGGRESSIVE INVESTORS 1 FUND

      Footnote 3 to the Aggressive Investors 1 Fee Table appearing in the Prospectus under the heading "Aggressive Investors 1 Fund" is replaced in its entirety with the following:

      3. The Adviser is contractually obligated by the Management Agreement to reimburse expenses, if necessary, to ensure net expenses do not exceed 1.80%.

AGGRESSIVE INVESTORS 2 FUND

      Footnote 3 to the Aggressive Investors 2 Fund Fee Table appearing in the Prospectus under the heading "Aggressive Investors 2 Fund" is replaced in its entirety with the following:

      3. The Adviser is contractually obligated by the Management Agreement to reimburse expenses, if necessary, to ensure that net expenses do not exceed 1.75%.

ULTRA SMALL CAPITAL MARKET FUND

      The second sentence of footnote 2 to the Ultra Small Company Market Fund Fee Table appearing in the Prospectus under the heading "Ultra Small Company Market Fund" is replaced in its entirety with the following:

            Separately, a 2% redemption fee will be charged for shares held less than six months, except that such redemption fee will not be charged to investors holding shares in certain omnibus or other institutional accounts or in certain tax exempt retirement or savings plans.

      The third sentence of the first paragraph appearing under the heading "Ultra Small Company Market Fund - Ultra Small Company Market Redemption Fee" is replaced in its entirety with the following:

            Shareholders who redeem within six months of a purchase will automatically incur a 2% redemption fee, except that such redemption fee will not be charged to investors holding shares in


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            certain omnibus or other institutional accounts or in certain tax exempt retirement or savings plans.

MICRO-CAP LIMITED FUND

      Effective April 1, 2005, the status of Micro-Cap Limited Fund will change from a closed fund to a fund that is closed to new investors. That change will allow current shareholders and certain other investors, such as participants in employee benefit plans or retirement plans, to purchase shares of Micro-Cap Limited Fund. See the discussion in the statement of additional information of Bridgeway Funds under the heading "Closed Fund Status Definitions" for more information on funds closed to new investors. Accordingly, the Prospectus is supplemented as follows:

      o The cover page of the Prospectus, and the heading "Micro-Cap Limited Fund" on page 22 of the Prospectus, are revised to indicate that Micro-Cap Limited Fund is closed to new investors.

      o The third sentence in the paragraph appearing under the heading "Micro-Cap Limited Fund - Fund Closing Commitment" is deleted in its entirety.

      o The first sentence of the third paragraph appearing under the heading "Micro-Cap Limited Fund - Principal Risk Factors" is deleted in its entirety.

      The second and third sentences of the first paragraph appearing under the heading "The Micro-Cap Limited Fund - Principal Investment Strategy" are replaced in their entirety with the following:

            "Micro-cap" companies are those with a market capitalization the size of the second and third smallest 10% of those listed on the New York Stock Exchange, although a majority of stocks in this Fund are listed on the NASDAQ rather than the New York Stock Exchange. As of December 31, 2004, this group included stocks with a market capitalization between $284 million and $864 million.

      Footnote 3 to the Micro-Cap Limited Fund Fee Table appearing in the Prospectus under the heading "Micro-Cap Limited Fund" is replaced in its entirety with the following:

      3. The Adviser is contractually obligated by the Management Agreement to reimburse expenses, if necessary, to ensure net expense do not exceed 1.85%.


      THIS INFORMATION SUPPLEMENTS THE PROSPECTUS OF BRIDGEWAY FUNDS, INC. DATED OCTOBER 28, 2004. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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                              BRIDGEWAY FUNDS, INC.

                           AGGRESSIVE INVESTORS 1 FUND
                           AGGRESSIVE INVESTORS 2 FUND
                            ULTRA SMALL COMPANY FUND
                         ULTRA SMALL COMPANY MARKET FUND
                             MICRO-CAP LIMITED FUND
                              SMALL-CAP GROWTH FUND
                              SMALL-CAP VALUE FUND
                              LARGE-CAP GROWTH FUND
                              LARGE-CAP VALUE FUND
                             BLUE CHIP 35 INDEX FUND
                                  BALANCED FUND

                       SUPPLEMENT DATED MARCH 31, 2005 TO
       STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED OCTOBER 28, 2004

AGGRESSIVE INVESTORS 1 FUND

      The first paragraph under the caption "Limitations" for the Aggressive Investors 1 Fund appearing in the SAI in the section "Investment Advisory and Other Services" is replaced in its entirety with the following:

            Fund expenses for the existing class of shares (Class N) shall in no case exceed the maximum expense limitation of 1.80% of the value of its average net assets.

AGGRESSIVE INVESTORS 2 FUND

      The list under the caption "Base Advisory Fee" for the Aggressive Investors 2 Fund appearing in the SAI in the section "Investment Advisory and Other Services" is replaced in its entirety with the following:

      (1) 0.90% of the value of the Fund's average daily net assets in the calendar quarter up to $250,000,000;

      (2)   0.875% of the next $250,000,000 of such assets;

      (3)   0.85% of the next $500,000,000 of such assets; and

      (4)   0.80% of such assets over $1,000,000,000.

      The first sentence in the first paragraph under the caption "The Performance Adjustment Rate" is replaced in its entirety with the following:

            The Performance Adjustment Rate shall vary with the Fund's performance as compared to the performance of the Standard & Poor's Composite Stock Price Index as


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      published after the close of the market on the last day of the Performance
      Period (hereinafter "Index" or "S&P 500 Index") with the dividends reinvested and will range from -0.30% to +0.30%.

      The first paragraph under the caption "Limitations" for the Aggressive Investors 2 Fund appearing in the SAI in the section "Investment Advisory and Other Services" is replaced in its entirety with the following:

            Fund expenses for the existing class of shares (Class N) shall in no case exceed the maximum expense limitation of 1.75% of the value of its average net assets.

MICRO-CAP LIMITED FUND

      The Comments relating to Micro-Cap Limited Fund in the table set out on page 2 under the heading "History of Bridgeway Funds" are replaced in their entirety with the following:

            Closed to New Investors - See Section "Closed Funds."

      The first paragraph to the "Limitations" description for the Micro-Cap Limited Fund appearing in the SAI in the section "Investment Advisory and Other Services" is replaced in its entirety with the following:

            Fund expenses for the existing class of shares (Class N) shall in no case exceed the maximum expense limitation of 1.85% of the value of its average net assets.

COMMODITY EXCHANGE ACT

      A new paragraph is inserted at the end of the section entitled "Investment Policies and Restrictions" and appears under the caption "Commodity Exchange Act" and reads as follows:

            Bridgeway Funds has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA") and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

THIS INFORMATION SUPPLEMENTS THE SAI OF BRIDGEWAY FUNDS, INC. DATED OCTOBER 28, 2004. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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